Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	T-REX Acquisition Corp.
Entity Central Index Key	0001437750
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1754034
Entity Address State Or Province	FL
Entity Address Address Line 2	4th Street
Entity Address Address Line 1	7301 NW
Entity Address Address Line 3	Suite 102
Entity Address City Or Town	Plantation
Entity Address Postal Zip Code	33317
City Area Code	954
Local Phone Number	742-3001